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                                            March 26, 2010



VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

                         Re: Met Investors Series Trust-
                       Registration Statement on Form N-1A
                               File No. 333-48456
                                CIK - 0001126087

Ladies and Gentlemen:

         Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, enclosed for filing electronically is Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Met Investors Series Trust (the "Trust"). This Amendment is being filed solely to delay the effectiveness of Post-Effective Amendment No. 33 to the Trust's Registration Statement, filed on February 9, 2010.

         Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1205.
                                                   Very truly yours,

                                                   /s/Robert N. Hickey
                                                  -------------------------
                                                   Robert N. Hickey

Enclosures

cc:      Elizabeth M. Forget
         Jeff Bernier
         Bryan Andersen
         Jack Connolly, Esq.
         Michael Lawlor, Esq.
         Francine Hayes
         Adnani Johari